Trade receivables - Revenue Cancellation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
At the beginning of the year	R$ (6,512)	R$ (4,191)	R$ (3,136)
Additions	(6,598)	(15,969)	(3,765)
Reversals	960	13,648	2,710
At the end of the year	R$ (12,150)	R$ (6,512)	R$ (4,191)
Period after which the contractual payments are past due to define a trade receivable in default	365 days